Convertible Notes - Schedule of Convertible Notes (Details) - Convertible Senior Notes [Member] $ in Thousands	Mar. 31, 2025 USD ($)
Schedule of Convertible Notes [Line Items]
Principal	$ 40,000
Unamortized issuance costs
Net carrying amount	$ 40,000